Share-based Compensation - Schedule of Share-based Payment Award Stock Options Valuation Assumptions (Detail) - Option [Member]	12 Months Ended
Dec. 31, 2023 $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	96.30%
Expected dividends yield	0.00%
Risk-free interest rate	3.42%
Expected term (in years)	6 years
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of underlying ordinary share (US$)	$ 4.94
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of underlying ordinary share (US$)	$ 7.69